LOSS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE
NOTE 5:	LOSS PER SHARE

Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the periods ended June 30, 2022 and 2021, all outstanding share options and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all periods presented.